Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 09, 2020	Dec. 31, 2018
Summary of Significant Accounting Policies
Unrecognized tax benefits			$ 1,671	$ 1,671	$ 1,275	$ 1,671	$ 639
Unrecognized tax benefits that would impact future earnings				1,586
Advertising costs			86	147	155
Foreign currency translation, net of tax	$ 38	$ (179)	2	$ 506	$ (8)
Foreign currency translation, net of tax.			$ 1